UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]
                                                         The right choice for the long term®

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

[photo - woman working at desk]

Semi-annual report for the six months ended March 31, 2006

The Cash Management Trust of America®seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The U.S. Treasury Money Fund of AmericaSMseeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of AmericaSMseeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These money market funds are three of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com.

For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights tables on pages 22, 44 and 64 for details.

Results for Class B, C, F and 529 shares of The Cash Management Trust of America can be found on page 28. Please see the inside back cover for important information about share classes.

Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

[photo - close up of ten key calculator]

Fellow shareholders:

The six-month period ended March 31, 2006, was marked by a combination of strong economic growth, rising short-term interest rates and relatively moderate inflation. This environment helped The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America provide solid returns for the period. All three funds maintained a constant net asset value of $1.00.

The funds’ results

The Cash Management Trust of America produced an income return of 1.86% (3.72% annualized), with dividends reinvested, for the first half of the fund’s fiscal year. The fund’s annualized seven-day yield as of March 31, 2006, was 4.09%.

The U.S. Treasury Money Fund of America generated a six-month income return of 1.64% (3.28% annualized), including reinvested dividends. Because all of the fund’s earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes. The fund’s annualized seven-day yield for the week ended March 31, 2006, was 3.78%.

The Tax-Exempt Money Fund of America provided a federally tax-free income return of 1.23% (2.46% annualized), with dividends reinvested, for the six-month period ended March 31, 2006. The income return is equivalent to a taxable return of 1.89% (3.78% annualized) for investors in the 35.0% federal tax bracket. A portion of this return may also be exempt from some state and local taxes. The fund’s annualized seven-day yield at the end of the period was 2.60%, and its taxable equivalent annualized seven-day yield was 4.00%.

The Fed and the economy

The U.S. economy continued to grow steadily during the first half of the funds’ fiscal year. In fact, over the past three months ended March 31, the U.S. economy grew at its fastest pace in more than two and a half years, according to the U.S. Department of Commerce. Growth was widespread and appeared to be unhindered by higher energy prices and rising interest rates. Core inflation, a critical measure of inflation used by the Federal Reserve that excludes volatile food and energy prices, increased 2.1% during the year ended March 31. Because of the rapid increase in energy, the overall rate of inflation increased by 3.4% over the same period.

[Begin Sidebar]
Seven-day yield: Unlike a fund’s income return, which reflects income generated over the entire period, the seven-day yield is calculated by annualizing dividends paid by a fund during the last seven days, which more accurately reflects a fund’s current earnings.

[begin line chart]
Consumer Price Index and federal funds target rate vs. fund yields1

For the five years ended March 31, 2006 (plotted monthly)

	The Cash Management	The U.S. Treasury	The Tax-Exempt	Federal funds rate	Consumer Price
	Trust of America	Money Fund of America[3]	Money Fund of America[2]	(target rate)	Index (inflation)
Mar-01	4.67	4.37	2.91	5.00	2.92
Apr-01	4.24	3.65	3.05	4.50	3.27
May-01	3.67	3.42	2.79	4.00	3.62
Jun-01	3.28	3.17	2.52	3.75	3.25
Jul-01	3.19	2.89	2.24	3.75	2.72
Aug-01	3.09	2.96	2.05	3.50	2.72
Sep-01	2.71	2.59	1.88	3.00	2.65
Oct-01	1.98	2.05	1.66	2.50	2.13
Nov-01	1.65	1.60	1.43	2.00	1.90
Dec-01	1.33	1.25	1.19	1.75	1.55
Jan-02	1.17	1.13	0.88	1.75	1.14
Feb-02	1.14	1.10	0.86	1.75	1.14
Mar-02	1.17	1.14	0.81	1.75	1.48
Apr-02	1.25	1.16	1.09	1.75	1.64
May-02	1.26	1.12	1.11	1.75	1.18
Jun-02	1.13	1.09	0.94	1.75	1.07
Jul-02	1.16	1.06	0.84	1.75	1.46
Aug-02	1.15	1.13	0.81	1.75	1.80
Sep-02	1.15	1.10	0.95	1.75	1.51
Oct-02	1.21	1.08	0.99	1.75	2.03
Nov-02	1.00	0.87	0.88	1.25	2.20
Dec-02	0.78	0.71	0.68	1.25	2.38
Jan-03	0.77	0.59	0.51	1.25	2.60
Feb-03	0.89	0.58	0.52	1.25	2.98
Mar-03	0.99	0.58	0.40	1.25	3.02
Apr-03	0.85	0.57	0.57	1.25	2.22
May-03	0.88	0.55	0.57	1.25	2.06
Jun-03	0.68	0.46	0.59	1.00	2.11
Jul-03	0.84	0.42	0.41	1.00	2.11
Aug-03	1.05	0.38	0.33	1.00	2.16
Sep-03	1.06	0.42	0.41	1.00	2.32
Oct-03	0.89	0.37	0.39	1.00	2.04
Nov-03	0.77	0.29	0.44	1.00	1.77
Dec-03	0.73	0.25	0.47	1.00	1.88
Jan-04	0.59	0.17	0.29	1.00	1.93
Feb-04	0.63	0.30	0.55	1.00	1.69
Mar-04	0.60	0.30	0.43	1.00	1.74
Apr-04	0.67	0.39	0.48	1.00	2.29
May-04	0.73	0.29	0.53	1.00	3.05
Jun-04	0.67	0.39	0.57	1.00	3.27
Jul-04	1.03	0.49	0.57	1.25	2.99
Aug-04	1.42	0.76	0.64	1.50	2.65
Sep-04	1.51	0.88	0.73	1.75	2.54
Oct-04	1.47	1.04	1.00	1.75	3.19
Nov-04	1.50	1.13	1.22	2.00	3.52
Dec-04	1.69	1.43	1.29	2.25	3.26
Jan-05	1.76	1.48	1.20	2.25	2.97
Feb-05	1.89	1.64	1.47	2.50	3.01
Mar-05	2.12	1.98	1.52	2.75	3.15
Apr-05	2.31	2.10	1.75	2.75	3.51
May-05	2.50	2.22	2.11	3.00	2.80
Jun-05	2.51	2.29	2.12	3.00	2.53
Jul-05	2.84	2.58	2.07	3.25	3.17
Aug-05	3.05	2.69	2.10	3.50	3.64
Sep-05	3.17	2.77	2.03	3.75	4.69
Oct-05	3.35	2.93	2.26	3.75	4.35
Nov-05	3.54	3.04	2.33	4.00	3.46
Dec-05	3.73	3.19	2.50	4.25	3.42
Jan-06	3.95	3.44	2.58	4.50	3.99
Feb-06	3.99	3.60	2.67	4.50	3.60
Mar-06	4.09	3.78	2.60	4.75	3.36
[end line chart]

The funds’ annualized seven-day SEC yields as of March 31, 2006

The Cash Management Trust of America	+4.09%
(reflecting a fee waiver, +4.06% without the waiver)

The U.S. Treasury Money Fund of America	+3.78%
(reflecting a fee waiver, +3.75% without the waiver)

The Tax-Exempt Money Fund of America	+2.60%
(reflecting a fee waiver, +2.56% without the waiver)

The Tax-Exempt Money Fund of America (taxable equivalent yield)[2]	+4.00%
(reflecting a fee waiver, +3.94% without the waiver)

The seven-day SEC yields more accurately reflect the funds’ current earnings than do their 30-day yields or total returns.

For The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. For The Cash Management Trust of America, the investment adviser waived 10% of its management fees beginning October 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights tables on pages 22, 44 and 64 for details.

1 Equivalent to Securities and Exchange Commission (SEC) yields. Represents the seven-day month-end averages.
2 Represents the fund’s taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
3 Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund’s taxable equivalent yield would be higher than the rates shown in the chart.
[End Sidebar]

The funds’ solid results for the six-month period were greatly influenced by the ongoing rate hikes of the Federal Reserve. (The chart on the previous page demonstrates the interplay between the federal funds rate and the funds’ yields.)

Since June 2004, the Fed has steadily raised its target lending rate in an effort to control economic growth and curb inflation. Altogether, there have been 15 quarter-point increases since June 2004, bringing the federal funds rate (the overnight lending rate among banks) to 4.75% by the close of this period. (The Fed raised the federal funds rate an additional quarter point on May 10.)

While many expect the Fed to raise rates further, the number of expected hikes is much debated. However, the outlook for continued economic growth and concerns about future gains in inflation are indicators that the Fed may continue to raise rates in the near term.

The funds’ objective

Our objective in managing these money market funds is to provide a reasonable return while protecting the money you have invested. Added to a portfolio that includes stock and bond funds, your money market fund can provide a reasonable return while potentially serving as a safe haven for cash you may need soon or wish to have available for future investments. The funds offer check-writing privileges and access to your account 24 hours a day through American FundsLine® (800/325-3590) and the American Funds website (americanfunds.com).

Thank you for selecting an American Funds money market fund for your investment portfolio. As always, we appreciate the confidence you have placed in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.                                /s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Boards	President

May 11, 2006

For current information about the funds, visit americanfunds.com.

The Cash Management Trust of America
Investment portfolio, March 31, 2006 unaudited

[begin pie chart]

Commercial paper	76.78%
Federal agency discount notes	17.74
Certificates of deposit	3.76
U.S. Treasuries	1.56
Other assets less liabilities	0.16

[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 99.84%	acquisition	(000)	(000)
Commercial paper - 76.78%
3M Co.
May 18, 2006	4.69%	$50,000	$49,702
Allied Irish Banks N.A. Inc. (1)
April 17, 2006	4.62	50,000	49,898
April 24, 2006	4.64	50,000	49,846
American Express Credit Corp.
May 1, 2006	4.64	50,000	49,805
May 8, 2006	4.65	50,000	49,758
American General Finance Corp.
April 26, 2006	4.63	50,000	49,844
American Honda Finance Corp.
May 4, 2006	4.64	100,000	99,585
Amsterdam Funding Corp. (1)
April 6, 2006	4.59	100,000	99,924
April 11, 2006	4.59	50,000	49,936
May 5, 2006	4.68	50,000	49,784
Anheuser-Busch Cos. Inc. (1)
May 2, 2006	4.59	50,000	49,799
May 3, 2006	4.60	50,000	49,790
Atlantic Industries (1)
April 24, 2006	4.61	200,000	199,388
Bank of America Corp.
May 12, 2006	4.72	150,000	149,206
Bank of Ireland (1)
April 3, 2006	4.56	100,000	99,975
April 21, 2006	4.62	50,000	49,866
Barclays U.S. Funding LLC
April 3, 2006	4.58	25,000	24,990
May 3, 2006	4.71	125,000	124,478
Barton Capital LLC (1)
April 17, 2006	4.64	100,000	99,782
May 16, 2006	4.76	100,000	99,396
BASF AG (1)
May 10, 2006	4.75	50,000	49,738
BMW U.S. Capital LLC (1)
April 27, 2006	4.70	50,000	49,824
BNP Paribas Finance Inc.
April 3, 2006	4.53	50,000	49,987
May 11, 2006	4.72	50,000	49,733
CAFCO, LLC (1)
April 25, 2006	4.71	75,000	74,756
May 2, 2006	4.67	150,000	149,394
Calyon North America Inc.
May 8, 2006	4.69	100,000	99,516
Canada Government
May 23, 2006	4.75	100,000	99,306
Canadian Wheat Board
May 23, 2006	4.71	35,000	34,759
Caterpillar Financial Services Corp.
April 3, 2006	4.51	25,000	24,991
April 10, 2006	4.52	25,000	24,971
April 17, 2006	4.57	25,000	24,946
April 18, 2006	4.58	25,000	24,943
ChevronTexaco Funding Corp.
April 20, 2006	4.55	75,000	74,811
May 23, 2006	4.74	50,000	49,654
Clipper Receivables Co., LLC (1)
April 11, 2006	4.55	200,000	199,723
Concentrate Manufacturing Co. of Ireland (1)
April 17, 2006	4.62	100,000	99,783
April 21, 2006	4.69	100,000	99,727
April 27, 2006	4.74	25,000	24,911
DaimlerChrysler Revolving Auto Conduit LLC I
April 18, 2006	4.68	50,000	49,883
Danske Corp. (1)
April 18, 2006	4.61	50,000	49,890
June 1, 2006	4.87	50,000	49,604
Depfa Bank PLC (1)
May 17, 2006	4.77	50,000	49,708
European Investment Bank
June 1, 2006	4.84	70,000	69,446
Export Development Canada
April 3, 2006	4.49	50,000	49,981
FCAR Owner Trust I
May 5, 2006	4.74	100,000	99,542
General Electric Capital Corp.
April 10, 2006	4.56	100,000	99,885
May 1, 2006	4.68	125,000	124,507
GlaxoSmithKline Finance PLC (1)
April 19, 2006	4.57	50,000	49,891
Harley-Davidson Funding Corp. (1)
May 17, 2006	4.74	20,000	19,877
Harvard University
April 24, 2006	4.55	20,000	19,940
HBOS Treasury Services PLC
April 7, 2006	4.56	50,000	49,956
April 10, 2006	4.58	50,000	49,937
Hershey Foods Corp. (1)
April 5, 2006	4.48	50,000	49,969
April 25, 2006	4.53	40,000	39,875
HSBC Finance Corp.
April 6, 2006	4.57	100,000	99,924
HSBC USA Inc.
April 4, 2006	4.56	50,000	49,975
April 17, 2006	4.64	50,000	49,891
IBM Capital Inc. (1)
April 26, 2006	4.71	100,000	99,661
ING (U.S.) Funding LLC
May 9, 2006	4.69	50,000	49,753
May 16, 2006	4.77	50,000	49,698
International Lease Finance Corp.
May 15, 2006	4.75	50,000	49,712
May 17, 2006	4.76	50,000	49,692
IXIS Commercial Paper Corp. (1)
April 11, 2006	4.58	50,000	49,937
April 25, 2006	4.63	100,000	99,680
May 23, 2006	4.81	50,000	49,649
KfW International Finance Inc. (1)
April 28, 2006	4.73	50,000	49,817
May 8, 2006	4.66	50,000	49,760
Kimberly-Clark Worldwide Inc. (1)
April 5, 2006	4.55	50,000	49,968
April 27, 2006	4.71	25,000	24,912
Lloyds TSB Bank PLC
May 3, 2006	4.65	50,000	49,800
Medtronic Inc. (1)
April 28, 2006	4.60	50,000	49,822
NetJets Inc. (1)
May 11, 2006	4.68	25,000	24,874
May 23, 2006	4.81	25,000	24,824
May 31, 2006	4.80	50,000	49,612
Old Line Funding, LLC (1)
April 3, 2006	4.57	100,000	99,962
April 20, 2006	4.62	100,000	99,744
Park Avenue Receivables Co., LLC (1)
April 28, 2006	4.74	100,000	99,633
May 11, 2006	4.73	125,000	124,330
Pfizer Investment Capital PLC (1)
April 21, 2006	4.58	50,000	49,867
May 18, 2006	4.68	75,000	74,546
Pitney Bowes Inc. (1)
April 7, 2006	4.67	50,000	49,955
Private Export Funding Corp. (1)
April 17, 2006	4.61	25,000	24,946
May 12, 2006	4.70	25,000	24,864
Procter & Gamble Co. (1)
April 12, 2006	4.54	100,000	99,849
April 19, 2006	4.62	100,000	99,757
Scripps (E.W.) Co. (1)
May 17, 2006	4.71	25,000	24,853
Shell International Finance BV
April 3, 2006	4.54	50,000	49,981
April 4, 2006	4.54	50,000	49,975
Spintab AB (Swedmortgage)
April 10, 2006	4.57	100,000	99,888
Statoil ASA (1)
May 8, 2006	4.69	25,000	24,877
Svenska Handelsbanken Inc.
April 18, 2006	4.61	50,000	49,892
May 15, 2006	4.75	50,000	49,712
Swedish Export Credit Corp.
April 18, 2006	4.69	25,000	24,942
May 10, 2006	4.69	25,000	24,877
Three Pillars Funding, LLC (1)
April 7, 2006	4.64	100,000	99,910
April 20, 2006	4.75	100,000	99,737
Toronto-Dominion Holdings USA Inc. (1)
April 11, 2006	4.57	100,000	99,861
May 10, 2006	4.69	50,000	49,754
Total Capital SA (1)
May 4, 2006	4.68	200,000	199,122
Toyota Motor Credit Corp.
April 12, 2006	4.56	100,000	99,862
April 18, 2006	4.59	50,000	49,886
Triple-A One Funding Corp. (1)
April 13, 2006	4.71	25,000	24,958
May 24, 2006	4.84	30,000	29,784
UBS Finance (Delaware) LLC
April 10, 2006	4.58	50,000	49,943
Variable Funding Capital Corp. (1)
April 24, 2006	4.65	100,000	99,691
April 26, 2006	4.73	100,000	99,660
Wal-Mart Stores Inc. (1)
May 2, 2006	4.70	50,000	49,792
May 9, 2006	4.74	175,000	174,107
Westpac Trust Securities NZ Ltd. (1)
April 4, 2006	4.56	19,800	19,792
April 10, 2006	4.76	18,600	18,575
Total commercial paper			7,353,961

Federal agency discount notes - 17.74%
Fannie Mae
April 3, 2006	4.43	64,000	63,976
April 6, 2006	4.45	50,000	49,963
May 8, 2006	4.58	100,000	99,500
Federal Farm Credit Banks
April 4, 2006	4.45	65,000	64,975
April 5, 2006	4.45	50,000	49,969
April 25, 2006	4.57	100,000	99,684
April 28, 2006	4.49	50,000	49,826
May 5, 2006	4.66	100,000	99,543
May 12, 2006	4.67	50,000	49,729
Federal Home Loan Bank
April 7, 2006	4.49	50,000	49,962
April 19, 2006	4.52	100,000	99,768
May 24, 2006	4.72	150,000	148,935
Freddie Mac
April 4, 2006	4.50	25,000	24,990
April 12, 2006	4.48	50,000	49,926
May 9, 2006	4.62	200,000	198,971
May 25, 2006	4.73	100,000	99,283
International Bank for Reconstruction and Development
April 4, 2006	4.45	100,000	99,951
April 5, 2006	4.45	150,000	149,928
Tennessee Valley Authority
April 13, 2006	4.48	100,000	99,839
April 20, 2006	4.50	50,000	49,876
Total federal agency discount notes			1,698,594

Certificates of deposit - 3.76%
Canadian Imperial Bank of Commerce
April 3, 2006	4.54	35,000	35,000
May 5, 2006	4.65	50,000	49,997
May 11, 2006	4.72	50,000	50,000
Wells Fargo Bank, N.A.
May 25, 2006	4.77	150,000	150,000
May 26, 2006	4.76	75,000	75,000
Total certificates of deposit			359,997

U.S. Treasuries - 1.56%
U.S. Treasury Bills
April 27, 2006	4.54	150,000	149,499

Total investment securities (cost: $9,561,693,000)			9,562,051
Other assets less liabilities			15,475

Net assets			$9,577,526

(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $4,588,496,000, which represented 47.91% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
		$9,562,051
Cash		3,746
Receivables for:
Sales of fund's shares	$80,604
Interest	669	81,273
		9,647,070
Liabilities:
Payables for:
Repurchases of fund's shares	63,575
Dividends on fund's shares	751
Investment advisory services	2,029
Services provided by affiliates	3,005
Deferred trustees' compensation	88
Other fees and expenses	96	69,544
Net assets at March 31, 2006		$9,577,526

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,577,175
Distributions in excess of net investment income		(7)
Net unrealized appreciation		358
Net assets at March 31, 2006		$9,577,526

Shares of beneficial interest issued and outstanding - unlimited shares authorized, (9,577,173 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$7,998,514	7,998,220	$1.00
Class B	111,083	111,078	1.00
Class C	70,923	70,920	1.00
Class F	19,682	19,681	1.00
Class 529-A	156,438	156,432	1.00
Class 529-B	2,664	2,664	1.00
Class 529-C	10,460	10,460	1.00
Class 529-E	9,141	9,141	1.00
Class 529-F	4,380	4,380	1.00
Class R-1	17,211	17,211	1.00
Class R-2	543,038	543,018	1.00
Class R-3	358,796	358,782	1.00
Class R-4	149,340	149,335	1.00
Class R-5	125,856	125,851	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2006	(dollars in thousands)

Investment income:
Income:
Interest		$196,257

Fees and expenses:*
Investment advisory services	$12,860
Distribution services	7,030
Transfer agent services	5,966
Administrative services	2,712
Reports to shareholders	307
Registration statement and prospectus	220
Postage, stationery and supplies	1,070
Trustees' compensation	41
Auditing and legal	35
Custodian	86
State and local taxes	93
Other	90
Total fees and expenses before reimbursements/waivers	30,510
Less reimbursement/waiver of fees and expenses:
Investment advisory services	1,286
Administrative services	724
Total fees and expenses after reimbursements/waivers		28,500
Net investment income		167,757

Net unrealized appreciation on investments		171

Net increase in net assets resulting from operations		$167,928

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2006*	2005
Operations:
Net investment income	$167,757	$185,575
Net unrealized appreciation
on investments	171	295
Net increase in net assets
resulting from operations	167,928	185,870

Dividends paid or accrued to
shareholders from net investment income	(167,751)	(185,586)

Capital share transactions	525,598	146,419

Total increase in net assets	525,775	146,703

Net assets:
Beginning of period	9,051,751	8,905,048
End of period	$9,577,526	$9,051,751

*Unaudited.

See Notes to Financial Statements

Notes to financial statements                                                                                                      unaudited

1.	Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Class A and 529-A	None	None	None

Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years

Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years

Class 529-C	None	1% for redemptions within one year of purchase	None

Class 529-E	None	None	None

Class F and 529-F	None	None	None

Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities for federal income tax purposes was $9,561,693,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$ 841
Short-term loss carryforward (expiring 2013)	(9)
Gross unrealized appreciation on investment securities	433
Gross unrealized depreciation on investment securities	(75)
Net unrealized appreciation on investment securities	358

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2006	Year ended September 30, 2005
Class A	$144,853	$166,009
Class B	1,709	1,677
Class C	1,089	1,013
Class F	281	346
Class 529-A	2,652	2,556
Class 529-B	30	21
Class 529-C	127	78
Class 529-E	131	107
Class 529-F	75	73
Class R-1	229	169
Class R-2	7,038	5,286
Class R-3	5,024	4,176
Class R-4	2,574	2,122
Class R-5	1,939	1,953
Total	$167,751	$185,586

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $1,286,000. As a result, the fee shown on the accompanying financial statements of $12,860,000, which was equivalent to an annualized rate of 0.278%, was reduced to $11,574,000, or 0.250% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the six months ended March 31, 2006, no such reimbursement was required.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2006, the total administrative services fees paid by CRMC were $2,000, $665,000 and $57,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$3,004	$5,891	Not applicable	Not applicable	Not applicable
Class B	530	75	Not applicable	Not applicable	Not applicable
Class C	399	Included in administrative services	$55	$18	Not applicable
Class F	20		8	6	Not applicable
Class 529-A	68		87	29	$ 74
Class 529-B	10		1	1	1
Class 529-C	46		6	3	5
Class 529-E	20		5	1	4
Class 529-F	-		2	1	2
Class R-1	83		12	7	Not applicable
Class R-2	1,883		375	1,335	Not applicable
Class R-3	786		233	267	Not applicable
Class R-4	181		108	7	Not applicable
Class R-5	Not applicable		50	9	Not applicable
Total	$7,030	$5,966	$942	$1,684	$86

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales *		Reinvestments of dividends		Repurchases *		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$7,238,108	7,238,108	$139,389	139,389	$(7,035,552)	(7,035,552)	$341,945	341,945
Class B	42,964	42,964	1,519	1,519	(61,441)	(61,441)	(16,958)	(16,958)
Class C	72,427	72,427	940	940	(94,556)	(94,556)	(21,189)	(21,189)
Class F	31,287	31,287	242	242	(27,609)	(27,609)	3,920	3,920
Class 529-A	62,219	62,219	2,625	2,625	(46,000)	(46,000)	18,844	18,844
Class 529-B	1,062	1,062	29	29	(488)	(488)	603	603
Class 529-C	4,904	4,904	125	125	(2,746)	(2,746)	2,283	2,283
Class 529-E	4,358	4,358	129	129	(2,513)	(2,513)	1,974	1,974
Class 529-F	2,091	2,091	74	74	(1,757)	(1,757)	408	408
Class R-1	9,887	9,887	225	225	(10,537)	(10,537)	(425)	(425)
Class R-2	550,827	550,827	6,786	6,786	(488,603)	(488,603)	69,010	69,010
Class R-3	375,120	375,120	4,869	4,869	(305,153)	(305,153)	74,836	74,836
Class R-4	143,508	143,508	2,534	2,534	(130,996)	(130,996)	15,046	15,046
Class R-5	182,235	182,235	1,909	1,909	(148,843)	(148,843)	35,301	35,301

Total net increase (decrease)	$8,720,997	8,720,997	$161,395	161,395	$(8,356,794)	(8,356,794)	$525,598	525,598

Year ended September 30, 2005
Class A	$13,909,522	13,909,522	$160,059	160,059	$(14,179,415)	(14,179,415)	$(109,834)	(109,834)
Class B	110,702	110,702	1,510	1,510	(140,887)	(140,887)	(28,675)	(28,675)
Class C	165,940	165,940	881	881	(178,820)	(178,820)	(11,999)	(11,999)
Class F	66,642	66,642	281	281	(89,950)	(89,950)	(23,027)	(23,027)
Class 529-A	100,142	100,142	2,534	2,534	(77,246)	(77,246)	25,430	25,430
Class 529-B	1,254	1,254	21	21	(1,220)	(1,220)	55	55
Class 529-C	6,837	6,837	77	77	(4,406)	(4,406)	2,508	2,508
Class 529-E	5,381	5,381	106	106	(3,611)	(3,611)	1,876	1,876
Class 529-F	3,135	3,135	72	72	(2,474)	(2,474)	733	733
Class R-1	25,114	25,114	168	168	(17,514)	(17,514)	7,768	7,768
Class R-2	994,164	994,164	5,102	5,102	(873,757)	(873,757)	125,509	125,509
Class R-3	614,992	614,992	4,036	4,036	(545,599)	(545,599)	73,429	73,429
Class R-4	288,890	288,890	2,064	2,064	(221,638)	(221,638)	69,316	69,316
Class R-5	262,505	262,505	1,905	1,905	(251,080)	(251,080)	13,330	13,330

Total net increase (decrease)	$16,555,220	16,555,220	$178,816	178,816	$(16,587,617)	(16,587,617)	$146,419	146,419

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)		Dividends from net investment income		Net asset value, end of period	Total return (3)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursement/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets
Class A:
Six months ended 3/31/2006 (5)	$1.00	$.019		$(.019)		$1.00	1.86%	$7,999		.55%	(6)	.52%	(6)	3.71%	(6)
Year ended 9/30/2005	1.00	.022		(.022)		1.00	2.20	7,656		.55		.52		2.17
Year ended 9/30/2004	1.00	.008		(.008)		1.00	.84	7,766		.57		.28		.84
Year ended 9/30/2003	1.00	.011		(.011)		1.00	1.05	7,910		.55		.23		1.05
Year ended 9/30/2002	1.00	.013		(.013)		1.00	1.35	8,305		.59		.59		1.33
Year ended 9/30/2001	1.00	.045		(.045)		1.00	4.63	7,075		.59		.59		4.48
Class B:
Six months ended 3/31/2006 (5)	1.00	.014		(.014)		1.00	1.46	111		1.35	(6)	1.32	(6)	2.90	(6)
Year ended 9/30/2005	1.00	.013		(.013)		1.00	1.36	128		1.35		1.35		1.32
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.12	157		1.34		1.02		.12
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.13	173		1.38		1.14		.14
Year ended 9/30/2002	1.00	.005		(.005)		1.00	.53	158		1.40		1.40		.47
Year ended 9/30/2001	1.00	.037		(.037)		1.00	3.75	46		1.41		1.41		3.01
Class C:
Six months ended 3/31/2006 (5)	1.00	.014		(.014)		1.00	1.37	71		1.50	(6)	1.47	(6)	2.73	(6)
Year ended 9/30/2005	1.00	.013		(.013)		1.00	1.20	92		1.51		1.51		1.20
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	104		1.51		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	89		1.55		1.16		.12
Year ended 9/30/2002	1.00	.004		(.004)		1.00	.40	100		1.55		1.51		.31
Period from 3/16/2001 to 9/30/2001	1.00	.014		(.014)		1.00	1.40	13		1.55	(6)	1.55	(6)	2.05	(6)
Class F:
Six months ended 3/31/2006 (5)	1.00	.017		(.017)		1.00	1.77	20		.73	(6)	.70	(6)	3.52	(6)
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	16		.75		.75		1.78
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.41	39		.72		.71		.61
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	7		.73		.73		.58
Year ended 9/30/2002	1.00	.011		(.011)		1.00	1.13	10		.77		.77		1.11
Period from 3/26/2001 to 9/30/2001	1.00	.017		(.017)		1.00	1.71	4		.80	(6)	.80	(6)	3.09	(6)
Class 529-A:
Six months ended 3/31/2006 (5)	1.00	.018		(.018)		1.00	1.80	156		.67	(6)	.64	(6)	3.60	(6)
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.03	138		.69		.69		2.05
Year ended 9/30/2004	1.00	.005		(.005)		1.00	.47	112		.67		.66		.48
Year ended 9/30/2003	1.00	.007		(.007)		1.00	.66	89		.62		.62		.61
Period from 2/15/2002 to 9/30/2002	1.00	.007		(.007)		1.00	.73	34		.60	(6)	.60	(6)	1.16	(6)
Class 529-B:
Six months ended 3/31/2006 (5)	1.00	.014		(.014)		1.00	1.38	3		1.50	(6)	1.48	(6)	2.76	(6)
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.18	2		1.53		1.53		1.13
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	2		1.53		1.06		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	1		1.52		1.13		.12
Period from 6/7/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.09	-	(7)	.47		.47		.08
Class 529-C:
Six months ended 3/31/2006 (5)	1.00	.013		(.013)		1.00	1.34	11		1.58	(6)	1.55	(6)	2.70	(6)
Year ended 9/30/2005	1.00	.011		(.011)		1.00	1.09	8		1.62		1.62		1.15
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	6		1.63		1.05		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	3		1.62		1.11		.11
Period from 4/2/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.15	1		.79		.75		.12
Class 529-E:
Six months ended 3/31/2006 (5)	1.00	.016		(.016)		1.00	1.60	9		1.08	(6)	1.05	(6)	3.21	(6)
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.61	7		1.10		1.10		1.64
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.15	5		1.11		.98		.15
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.22	5		1.11		1.05		.17
Period from 3/11/2002 to 9/30/2002	1.00	.004		(.004)		1.00	.39	1		1.09	(6)	1.09	(6)	.66	(6)
Class 529-F:
Six months ended 3/31/2006 (5)	1.00	.018		(.018)		1.00	1.85	4		.58	(6)	.55	(6)	3.68	(6)
Year ended 9/30/2005	1.00	.019		(.019)		1.00	1.96	4		.75		.75		1.97
Year ended 9/30/2004	1.00	.003		(.003)		1.00	.28	3		.86		.85		.30
Year ended 9/30/2003	1.00	.004		(.004)		1.00	.43	2		.85		.85		.33
Period from 9/16/2002 to 9/30/2002	1.00	-	(8)	-	(8)	1.00	.04	-	(7)	.03		.03		.04
Class R-1:
Six months ended 3/31/2006 (5)	1.00	.014		(.014)		1.00	1.39	17		1.52	(6)	1.46	(6)	2.76	(6)
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.20	18		1.54		1.50		1.31
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.10	10		1.56		1.03		.10
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	8		1.61		1.08		.10
Period from 5/29/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.10	1		.71		.51		.09
Class R-2:
Six months ended 3/31/2006 (5)	1.00	.014		(.014)		1.00	1.40	543		1.73	(6)	1.44	(6)	2.80	(6)
Year ended 9/30/2005	1.00	.012		(.012)		1.00	1.24	474		1.76		1.47		1.28
Year ended 9/30/2004	1.00	.001		(.001)		1.00	.11	348		1.76		1.03		.11
Year ended 9/30/2003	1.00	.001		(.001)		1.00	.12	206		1.68		1.08		.11
Period from 5/21/2002 to 9/30/2002	1.00	.001		(.001)		1.00	.11	23		.57		.52		.11
Class R-3:
Six months ended 3/31/2006 (5)	1.00	.016		(.016)		1.00	1.59	359		1.12	(6)	1.06	(6)	3.20	(6)
Year ended 9/30/2005	1.00	.016		(.016)		1.00	1.63	284		1.12		1.08		1.67
Year ended 9/30/2004	1.00	.002		(.002)		1.00	.16	211		1.12		.97		.16
Year ended 9/30/2003	1.00	.002		(.002)		1.00	.23	138		1.10		1.03		.17
Period from 6/4/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.22	15		.37		.34		.22
Class R-4:
Six months ended 3/31/2006 (5)	1.00	.018		(.018)		1.00	1.78	149		.71	(6)	.68	(6)	3.55	(6)
Year ended 9/30/2005	1.00	.020		(.020)		1.00	2.00	134		.71		.71		2.10
Year ended 9/30/2004	1.00	.004		(.004)		1.00	.43	65		.71		.70		.46
Year ended 9/30/2003	1.00	.006		(.006)		1.00	.55	26		.72		.72		.48
Period from 6/27/2002 to 9/30/2002	1.00	.002		(.002)		1.00	.23	1		.30		.19		.27
Class R-5:
Six months ended 3/31/2006 (5)	1.00	.019		(.019)		1.00	1.93	126		.42	(6)	.39	(6)	3.86	(6)
Year ended 9/30/2005	1.00	.023		(.023)		1.00	2.30	91		.42		.42		2.30
Year ended 9/30/2004	1.00	.007		(.007)		1.00	.72	77		.42		.40		.75
Year ended 9/30/2003	1.00	.009		(.009)		1.00	.87	74		.41		.41		.84
Period from 5/15/2002 to 9/30/2002	1.00	.005		(.005)		1.00	.50	49		.16		.16		.50

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement. Also, during the six months ended 3/31/2006, CRMC reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.
(8) Amount less than $.001.

See Notes to Financial Statements

Other share class results                                                                                                     unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2006:
Life
	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	-2.59%	+0.60%	+1.66%
Not reflecting CDSC	+2.41%	+0.99%	+1.66%

Class C shares— first sold 3/16/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+1.24%	+0.89%	+0.91%
Not reflecting CDSC	+2.24%	+0.89%	+0.91%

Class F shares*— first sold 3/26/01
Not reflecting annual asset-based fee charged by
sponsoring firm	+3.03%	+1.49%	+1.50%

Class 529-A shares*†— first sold 2/15/02	+3.09%	—	+1.38%

Class 529-B shares†— first sold 6/7/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	-2.76%	—	-0.03%
Not reflecting CDSC	+2.24%	—	+0.75%

Class 529-C shares†— first sold 4/2/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+1.15%	—	+0.70%
Not reflecting CDSC	+2.15%	—	+0.70%

Class 529-E shares*†— first sold 3/11/02	+2.67%	—	+0.97%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	+3.16%	—	+1.29%

The fund’s investment adviser waived 10% of its management fees beginning October 1, 2005. The investment adviser also has reimbursed certain expenses for some share classes. Fund results shown reflect the waiver and/or reimbursement, without which they would have been lower. Please see the Financial Highlights table on page 22 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Expense example                                                                                                        unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on page 31 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 31 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,018.65	$2.62	.52%
Class A -- assumed 5% return	1,000.00	1,022.34	2.62	.52
Class B -- actual return	1,000.00	1,014.60	6.63	1.32
Class B -- assumed 5% return	1,000.00	1,018.35	6.64	1.32
Class C -- actual return	1,000.00	1,013.71	7.38	1.47
Class C -- assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class F -- actual return	1,000.00	1,017.72	3.52	.70
Class F -- assumed 5% return	1,000.00	1,021.44	3.53	.70
Class 529-A -- actual return	1,000.00	1,018.02	3.22	.64
Class 529-A -- assumed 5% return	1,000.00	1,021.74	3.23	.64
Class 529-B -- actual return	1,000.00	1,013.81	7.43	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class 529-C -- actual return	1,000.00	1,013.37	7.78	1.55
Class 529-C -- assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class 529-E -- actual return	1,000.00	1,015.97	5.28	1.05
Class 529-E -- assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class 529-F -- actual return	1,000.00	1,018.49	2.77	.55
Class 529-F -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class R-1 -- actual return	1,000.00	1,013.88	7.33	1.46
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-2 -- actual return	1,000.00	1,014.00	7.23	1.44
Class R-2 -- assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class R-3 -- actual return	1,000.00	1,015.94	5.33	1.06
Class R-3 -- assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class R-4 -- actual return	1,000.00	1,017.83	3.42	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.54	3.43	.68
Class R-5 -- actual return	1,000.00	1,019.30	1.96	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.99	1.97	.39

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered the investment adviser’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by the investment adviser to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders with income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s total returns with the total returns of the Lipper Money Market Funds Index (the Lipper category that includes the fund) and the average of the funds included in the Lipper Index each year. The board and the committee noted that for the one-, three-, five- and 10-year periods ended December 31, 2005, the fund’s investment results equaled or exceeded all of these measures.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Money Market Funds Index. The board and the committee observed that the fund’s advisory fee was below the median of the funds in that comparison group for the fiscal year ended December 31, 2005, and had been below the median of the other funds included in the Lipper Index for the entire 10-year period ended on that date. They also observed that the fund’s total expenses had been below the median of the funds in that comparison group for the fiscal year ended December 31, 2005, and most of the 10-year period ended on that date. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on October 1, 2005.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The board and the committee also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

The U.S. Treasury Money Fund of America
Investment portfolio, March 31, 2006	unaudited

[begin pie chart]

U.S. Treasuries	99.41%
Other assets less liabilities	0.59

[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 99.41%	acquisition	(000)	(000)

U.S. Treasuries - 99.41%
U.S. Treasury Bills 4-6-06	4.19%	$41,100	$41,076
U.S. Treasury Bills 4-13-06	4.47%	45,000	44,929
U.S. Treasury Bills 4-20-06	4.35%-4.67%	145,114	144,789
U.S. Treasury Bills 4-27-06	4.44%-4.68%	58,783	58,591
U.S. Treasury Bills 5-4-06	4.46%-4.53%	96,775	96,394
U.S. Treasury Bills 5-18-06	4.52%	19,100	18,992
U.S. Treasury Bills 5-25-06	4.56%	26,800	26,624
U.S. Treasury Bills 6-1-06	4.54%	50,000	49,629
U.S. Treasury Bills 6-8-06	4.57%-4.60%	51,600	51,172

Total investment securities (cost: $532,095,000)			532,196
Other assets less liabilities			3,176
Net assets			$535,372

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost:$532,095)		$532,196
Cash		650
Receivables for sales of fund's shares		3,993
		536,839
Liabilities:
Payables for:
Repurchases of fund's shares	1,042
Dividends on fund's shares	85
Investment advisory services	122
Services provided by affiliates	171
Deferred trustees' compensation	35
Other fees and expenses	12	1,467
Net assets at March 31, 2006		$535,372

Net assets consist of:
Capital paid in on shares of beneficial interest		$535,279
Distributions in excess of net investment income		(8)
Net unrealized appreciation		101
Net assets at March 31, 2006		$535,372

Shares of beneficial interest issued and outstanding - unlimited shares authorized, 535,278 total shares outstanding
			Net asset
		Shares	value
	Net assets	outstanding	per share
Class A	$460,378	460,297	$1.00
Class R-1	2,561	2,560	1.00
Class R-2	31,177	31,171	1.00
Class R-3	27,304	27,300	1.00
Class R-4	4,146	4,145	1.00
Class R-5	9,806	9,805	1.00

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2006		(dollars in thousands)

Investment income:
Income:
Interest		$10,221

Fees and expenses:*
Investment advisory services	$796
Distribution services	399
Transfer agent services	340
Administrative services	132
Reports to shareholders	19
Registration statement and prospectus	65
Postage, stationery and supplies	53
Trustees' compensation	15
Auditing and legal	23
Custodian	7
State and local taxes	6
Other	19
Total fees and expenses before reimbursements/waivers	1,874
Less reimbursements/waivers of fees and expenses:
Investment advisory services	80
Administrative services	31
Total fees and expenses after reimbursements/waivers		1,763
Net investment income		8,458
Net unrealized appreciation on investments		47
Net increase in net assets resulting from operations		$8,505

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets		(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2006*	2005
Operations:
Net investment income	8,458	9,859
Net unrealized depreciation on investments	47	18
Net increase in net assets resulting from operations	8,505	9,877

Dividends paid or accrued to
shareholders from net investment income	(8,468)	(9,856)

Capital share transactions	(8,724)	(35,723)

Total decrease in net assets	(8,687)	(35,702)

Net assets:
Beginning of period	544,059	579,761
End of period	535,372	544,059

*Unaudited

See Notes to Financial Statements

Notes to financial statements                                                         unaudited

1.	Organization and significant accounting policies

Organization - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities for federal income tax purposes was $532,095,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$120
Gross unrealized appreciation on investment securities	101
Gross unrealized depreciation on investment securities	-
Net unrealized appreciation on investment securities	101

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2006	Year ended September 30, 2005
Class A	$7,588	$9,126
Class R-1	16	13
Class R-2	333	254
Class R-3	327	265
Class R-4	70	62
Class R-5	134	136
Total	$8,468	$9,856

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $80,000. As a result, the fee shown on the accompanying financial statements of $796,000, which was equivalent to an annualized rate of 0.300%, was reduced to $716,000, or 0.270% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2006, the total administrative services fees paid by CRMC were $107 and $31,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described on the previous page for the six months ended March 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$223	$340	Not applicable	Not applicable
Class R-1	7	Included in administrative services	$1	$ -*
Class R-2	104		21	68
Class R-3	59		17	16
Class R-4	6		4	1
Class R-5	Not applicable		4	-*
Total	$399	$340	$47	$85
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$201,806	201,806	$7,141	7,141	$(231,479)	(231,479)	$(22,532)	(22,532)
Class R-1	1,555	1,555	16	16	(319)	(319)	1,252	1,252
Class R-2	15,249	15,249	328	328	(10,897)	(10,897)	4,680	4,680
Class R-3	16,750	16,750	322	322	(10,863)	(10,863)	6,209	6,209
Class R-4	3,685	3,685	67	67	(4,488)	(4,488)	(736)	(736)
Class R-5	9,739	9,739	63	63	(7,399)	(7,399)	2,403	2,403

Total net increase (decrease)	$248,784	248,784	$7,937	7,937	$(265,445)	(265,445)	$(8,724)	(8,724)

Year ended September 30, 2005
Class A	$384,752	384,752	$8,646	8,646	$(442,823)	(442,823)	$(49,425)	(49,425)
Class R-1	1,692	1,692	12	12	(1,472)	(1,472)	232	232
Class R-2	31,709	31,709	248	248	(27,443)	(27,443)	4,514	4,514
Class R-3	39,251	39,251	256	256	(34,150)	(34,150)	5,357	5,357
Class R-4	12,459	12,459	61	61	(9,824)	(9,824)	2,696	2,696
Class R-5	15,297	15,297	66	66	(14,460)	(14,460)	903	903

Total net increase (decrease)	$485,160	485,160	$9,289	9,289	$(530,172)	(530,172)	$(35,723)	(35,723)

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends from net investment income	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers (3)		Ratio of expenses to average net assets after reimbursements/ waivers (3)		Ratio of net income to average net assets
Class A:
Six months ended 3/31/2006 (4)	1.00	$.016	($.016)	$1.00	1.64%	$460		.62%	(5)	.59%	(5)	3.26%	(5)
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.90	483		.62		.59		1.87
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.39	532		.62		.61		.39
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.63	631		.58		.58		.63
Year ended 9/30/2002	1.00	.013	(.013)	1.00	1.29	683		.63		.63		1.27
Year ended 9/30/2001	1.00	.042	(.042)	1.00	4.27	489		.66		.66		4.12
Class R-1:
Six months ended 3/31/2006 (4)	1.00	.012	(.012)	1.00	1.17	3		1.57	(5)	1.53	(5)	2.36	(5)
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.96	1		1.60		1.52		1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	1		1.63		.94		.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	-	(6)	1.91		1.08		.12
Period from 7/12/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.11	-	(6)	.54		.32		.05
Class R-2:
Six months ended 3/31/2006 (4)	1.00	.012	(.012)	1.00	1.18	31		1.75	(5)	1.50	(5)	2.37	(5)
Year ended 9/30/2005	1.00	.010	(.010)	1.00	.99	27		1.79		1.48		1.03
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	22		1.81		.92		.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	15		1.74		1.02		.10
Period from 6/11/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.08	1		.50		.44		.08
Class R-3:
Six months ended 3/31/2006 (4)	1.00	.014	(.014)	1.00	1.38	27		1.15	(5)	1.12	(5)	2.78	(5)
Year ended 9/30/2005	1.00	.014	(.014)	1.00	1.38	21		1.14		1.11		1.43
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	16		1.14		.89		.13
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.18	11		1.17		.99		.11
Period from 8/16/2002 to 9/30/2002	1.00	.001	(.001)	1.00	.07	-	(6)	.20		.13		.07
Class R-4:
Six months ended 3/31/2006 (4)	1.00	.016	(.016)	1.00	1.56	4		.78	(5)	.75	(5)	3.09	(5)
Year ended 9/30/2005	1.00	.017	(.017)	1.00	1.74	5		.78		.75		1.79
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.24	2		.77		.76		.23
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2		.79		.77		.36
Period from 8/2/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.17	-	(6)	.33		.12		.15
Class R-5:
Six months ended 3/31/2006 (4)	1.00	.017	(.017)	1.00	1.72	10		.47	(5)	.44	(5)	3.44	(5)
Year ended 9/30/2005	1.00	.021	(.021)	1.00	2.07	7		.46		.43		2.08
Year ended 9/30/2004	1.00	.006	(.006)	1.00	.55	7		.45		.45		.57
Year ended 9/30/2003	1.00	.008	(.008)	1.00	.75	5		.46		.46		.73
Period from 5/15/2002 to 9/30/2002	1.00	.005	(.005)	1.00	.47	4		.18		.18		.46

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown CRMC, reduced fees for investment advisory services for all share classes. During the start-up period for the retirement plan share classes (excpt Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services. In addition, during some of the periods shown, due to lower short-term interest rates, CRMC agreed to pay a portion of the class-specific fees and expenses.

(4) Unaudited.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

Expense example                                                                                    unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,016.39	$2.97	.59%
Class A -- assumed 5% return	1,000.00	1,021.99	2.97	.59
Class R-1 -- actual return	1,000.00	1,011.70	7.67	1.53
Class R-1 -- assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2 -- actual return	1,000.00	1,011.84	7.52	1.50
Class R-2 -- assumed 5% return	1,000.00	1,017.45	7.54	1.50
Class R-3 -- actual return	1,000.00	1,013.76	5.62	1.12
Class R-3 -- assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class R-4 -- actual return	1,000.00	1,015.60	3.77	.75
Class R-4 -- assumed 5% return	1,000.00	1,021.19	3.78	.75
Class R-5 -- actual return	1,000.00	1,017.17	2.21	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.74	2.22	.44

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Tax-Exempt Money Fund of America

Investment portfolio, March 31, 2006	unaudited

[begin pie chart]

Texas	22.56%
Florida	12.71
Maryland	5.89
Washington	5.49
Minnesota	4.80
Nevada	4.35
North Carolina	4.23
Utah	3.91
South Carolina	3.61
Ohio	3.46
West Virginia	3.20
Other states	25.09
Other assets less liabilities	.70

[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 99.30%	acquisition	(000)	(000)

ALASKA - 0.07%
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2001, 3.19% 2037 (1)	3.19%	$300	$300

ARIZONA - 2.65%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP:
3.32% 5/8/06	3.32	8,500	8,500
3.22% 5/10/06	3.22	3,000	2,999

CONNECTICUT - 0.92%
Health and Educational Facs. Auth. Rev. Bonds, Yale University Issue, Series S-2, TECP:
3.32% 5/1/06	3.32	1,000	1,000
3.20% 5/12/06	3.20	3,000	2,999

DISTRICT OF COLUMBIA - 2.39%
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 3.08% 4/7/06	3.08	3,400	3,400
Rev. Bonds (National Academy of Sciences Project), Series 1999-C, AMBAC insured, TECP:
3.05% 4/4/06	3.05	5,000	5,000
3.08% 4/5/06	3.08	2,000	2,000

FLORIDA - 12.71%
Jacksonville County Electric Auth., TECP:
Rev. Bonds, Series 2001-C, 3.10% 4/6/06	3.10	2,000	2,000
Series 1993-C-1, 3.19% 4/10/06	3.19	3,000	3,000
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2004, TECP, 3.28% 5/2/06	3.28	1,500	1,500
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP:
3.09% 4/6/06	3.09	6,000	6,000
3.08% 4/7/06	3.08	5,000	5,000
3.09% 4/7/06	3.09	7,000	7,000
School Dist. of Palm Beach County, Sales Tax Rev. Notes, Series 2005, TECP, 3.30% 5/8/06	3.30	3,000	3,000
Sarasota County Public Hospital Dist., Hospital Rev. Bonds (Sarasota Memorial Hospital Project), Series 1985-C, TECP:
3.25% 4/12/06	3.25	2,400	2,400
3.30% 5/4/06	3.30	1,800	1,800
3.28% 5/15/06	3.28	4,450	4,449
Sunshine State Governmental Fncg. Commission, Rev. Notes, AMBAC/FGIC insured, TECP:
Series 2000-A, 3.10% 4/10/06	3.10	5,563	5,563
Series 2000-D:
3.22% 5/9/06	3.22	3,000	3,000
3.26% 5/11/06	3.26	10,565	10,564

GEORGIA - 1.01%
Dev. Auth. of the Unified Government of Athens-Clarke County, Rev. Bonds (University of Georgia Athletic Assn. Project), Series 2005-B, 3.18% 2035 (1)	3.18	710	710
Metropolitan Atlanta Rapid Transit Auth., Series 2004-B, TECP, 3.10% 4/6/06	3.10	3,700	3,700

INDIANA - 0.92%
Indianapolis Airport Auth., AMT, TECP, 3.36% 5/4/06	3.36	4,000	4,000

MARYLAND - 5.89%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP:
3.12% 4/5/06	3.12	3,000	3,000
3.32% 5/23/06	3.32	1,500	1,500
Health and Educational Facs. Auth., Commercial Paper Rev. Notes (Johns Hopkins University Issue):
Series A:
3.10% 4/4/06	3.10	4,000	4,000
3.12% 4/4/06	3.12	1,500	1,500
3.32% 5/1/06	3.32	3,400	3,400
3.22% 5/12/06	3.22	3,700	3,699
Series 2001-B:
3.26% 5/9/06	3.26	2,000	2,000
3.30% 5/17/06	3.30	4,600	4,599
Montgomery County, Consolidate Public Improvement Bond Anticipation Notes, Series 2002, TECP, 3.33% 5/23/06	3.33	1,900	1,900

MASSACHUSETTS - 2.70%
G.O. Bonds, Consolidated Loan of 2004, Series C, 5.00% 8/1/06	3.20	1,450	1,457
Health Educational Facs. Auth., Rev. Notes, Harvard University Issue, Series 2002-EE, TECP:
3.28% 5/15/06	3.28	4,000	3,999
3.28% 5/16/06	3.28	2,300	2,300
3.30% 5/18/06	3.30	4,000	4,000

MICHIGAN - 3.02%
G.O. Bonds, Series 2005-C, TECP, 3.17% 4/3/06	3.17	5,000	5,000
Municipal Bond Auth., Rev. Notes, Series 2005-B-2, 4.00% 8/18/06	3.50	5,000	5,007
Regents of the University of Michigan, Series F, TECP:
3.17% 4/3/06	3.17	2,000	2,000
3.28% 5/15/06	3.28	1,135	1,135

MINNESOTA - 4.80%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center), TECP:
Series 2000-B, 3.07% 4/3/06	3.07	4,500	4,500
Series 2001-A, 3.20% 4/4/06	3.20	3,600	3,600
Series 2001-D:
3.08% 4/5/06	3.08	5,000	5,000
3.08% 4/6/06	3.08	5,000	5,000
Regents of the University of Minnesota, G.O. Bonds, Series 2005-A, 3.20% 5/10/06	3.20	2,775	2,774

MISSOURI - 1.85%
Curators of the University of Missouri, Capital Projects Notes, Series FY 2005-2006, 5.00% 6/30/06	2.68	8,000	8,027

NEVADA - 4.35%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported), Series 2004-A, TECP:
3.23% 5/1/06	3.23	4,600	4,600
3.28% 5/17/06	3.28	8,400	8,399
3.30% 5/18/06	3.30	2,900	2,900
3.30% 5/22/06	3.30	3,000	3,000

NEW MEXICO - 2.30%
Tax and Rev. Anticipation Notes, Series 2005, 4.00% 6/30/06	2.64	10,000	10,012

NORTH CAROLINA - 4.23%
Capital Facs. Fin. Agcy., Duke University Issue, TECP:
Series A-1:
3.30% 5/2/06	3.30	3,699	3,699
3.28% 5/15/06	3.28	4,000	3,999
3.32% 5/23/06	3.32	3,000	3,000
Series A-2:
3.12% 4/3/06	3.12	3,525	3,525
3.25% 5/2/06	3.25	2,413	2,413
3.22% 5/3/06	3.22	1,775	1,775

OHIO - 3.46%
Higher Education Capital Facs. Bonds, Series II-2001-A, MBIA insured, 5.25% 12/1/06	3.28	5,000	5,058
Ohio State University, General Receipts Notes, Series 2003-C, TECP:
3.25% 5/4/06	3.25	5,000	5,000
3.27% 5/16/06	3.27	5,000	4,999

OKLAHOMA - 0.28%
Tulsa County Industrial Auth., Mortgage Rev. Bonds (Montereau in Warren Woods Project), Series 2002-A, 3.19% 2032 (1)	3.19	1,200	1,200

PENNSYLVANIA - 1.15%
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), TECP:
Series 1994-A, 3.10% 4/6/06	3.10	2,000	2,000
Series 2001-A, AMT, 3.30% 4/3/06	3.30	3,000	3,000

SOUTH CAROLINA - 3.61%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
3.28% 5/2/06	3.28	8,100	8,100
3.32% 5/8/06	3.32	1,108	1,108
3.28% 5/9/06	3.28	4,000	4,000
3.46% 6/7/06	3.46	2,470	2,470

TENNESSEE - 1.61%
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2006, 3.17% 2036 (1)	3.17	7,000	7,000

TEXAS - 22.56%
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project), Series 2002, AMT, 3.25% 2032 (1)	3.25	2,000	2,000
Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co. Project), Series 1993, AMT, 3.25% 2023 (1)	3.25	2,700	2,700
Harris County:
G.O. Unlimited Notes:
Commercial Paper, Series D:
3.22% 5/9/06	3.22	1,860	1,860
3.28% 5/11/06	3.28	1,810	1,810
3.22% 5/12/06	3.22	1,475	1,475
Series C, TECP:
3.15% 4/11/06	3.15	6,365	6,365
3.22% 5/10/06	3.22	6,600	6,599
Hospital Dist., Rev. Notes, Series A, TECP, 3.05% 4/4/06	3.05	1,100	1,100
City of Houston, TECP:
Airport System Notes, Series A, AMT, 3.46% 6/6/06	3.46	5,000	5,000
G.O. Notes:
Series D, 3.23% 5/4/06	3.23	5,000	5,000
Series E, 3.30% 5/18/06	3.30	7,500	7,499
Series F, 3.28% 5/17/06	3.28	3,000	2,999
Hotel Occupancy Tax and Parking Rev. Notes, Series A:
3.25% 5/11/06	3.25	1,200	1,200
3.32% 5/23/06	3.32	3,600	3,600
Public Fin. Auth., G.O. Bonds (Colonia Roadway Projects):
Series 2002-A:
3.28% 5/16/06	3.28	3,000	2,999
TECP, 3.25% 5/3/06	3.25	2,700	2,700
Series 2002-B, TECP, 3.25% 4/12/06	3.25	6,000	6,000
Series 2003-C-4, TECP, 3.20% 4/10/06	3.20	4,000	4,000
City of San Antonio, TECP:
Electric and Gas Systems Notes, 3.28% 5/12/06	3.28	3,000	3,000
Water System Notes:
Series A:
3.25% 5/3/06	3.25	7,000	7,000
3.28% 5/17/06	3.28	3,200	3,199
3.46% 6/7/06	3.46	2,000	2,000
Series 2001, 3.22% 5/12/06	3.22	5,000	4,999
Board of Regents of the University of Texas System, Rev. Fncg. System, TECP:
Series A:
3.32% 5/22/06	3.32	3,000	3,000
Series 2002-A:
3.18% 4/11/06	3.18	5,000	5,000
3.22% 5/10/06	3.22	5,000	4,999

UTAH - 3.91%
Intermountain Power Agcy., TECP:
Power Supply Rev. and Ref. Bonds, Series 1997-B-2:
3.07% 4/7/06	3.07	2,500	2,500
3.32% 5/8/06	3.28	3,200	3,199
3.32% 5/11/06	3.32	2,300	2,300
3.28% 5/17/06	3.32	1,000	1,000
Power Supply Rev. Bonds, Series 1985-F, AMBAC insured:
3.12% 4/7/06	3.12	3,600	3,600
3.34% 5/5/06	3.34	4,400	4,400

VIRGINIA - 0.69%
Metropolitan Washington Airports Auth., Flexible Term PFC Rev. Notes, Series 1999-A, AMT, TECP, 3.38% 5/5/06	3.38	3,000	3,000

WASHINGTON - 5.49%
Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds (BP West Coast Products LLC Project), Series 2002, AMT, 3.25% 2033 (1)	3.25	1,000	1,000
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2003, FSA insured, 5.00% 11/1/06	3.37	7,000	7,061
Port of Seattle, Rev. Notes, TECP:
Series A-1, 3.25% 4/12/06	3.25	5,000	5,000
Series B-1, AMT, 3.30% 5/1/06	3.30	4,800	4,800
City of Tacoma, Limited Tax G.O. Bond Anticipation Notes, Series 2002-2-B, TECP:
3.12% 4/5/06	3.12	3,000	3,000
3.26% 4/13/06	3.26	3,000	3,000

WEST VIRGINIA - 3.20%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Assn. Project), Series 1989-A, AMT, TECP:
3.30% 5/3/06	3.30	2,900	2,900
3.35% 5/9/06	3.35	4,000	4,000
3.37% 5/23/06	3.37	7,000	6,999

WISCONSIN - 1.75%
G.O. Ref. Bonds, Series 2004-3, 4.00% 5/1/06	3.21	4,000	4,002
Transportation Rev., Series 1997-A, TECP, 3.28% 4/27/06	3.28	3,600	3,600

WYOMING - 1.78%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds (PacifiCorp. Project), Series 1988-A, TECP:
3.12% 4/5/06	3.12	5,250	5,250
3.32% 5/23/06	3.32	2,500	2,500

Total investment securities (cost: $431,826,000)			431,752
Other assets less liabilities			3,045

Net assets			$434,797

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2006 (dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $431,826)		$431,752
Cash		2,299
Receivables for:
Sales of investments	$5,358
Interest	2,198	7,556
		441,607
Liabilities:
Payables for:
Purchases of investments	1,203
Repurchases of fund's shares	5,310
Dividends on fund's shares	95
Investment advisory services	127
Services provided by affiliates	37
Deferred trustees' compensation	36
Other fees and expenses	2	6,810
Net assets at March 31, 2006		$434,797

Net assets consist of:
Capital paid in on shares of beneficial interest		$434,965
Distributions in excess of net investment income		(94)
Net unrealized depreciation		(74)
Net assets at March 31, 2006		$434,797

Shares of beneficial interest issued and outstanding - unlimited shares authorized (434,968 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$405,124	405,284	$1.00
Class R-5	29,673	29,684	1.00

See Notes to Financial Statements

Statement of operations
for the six months ended March 31, 2006
Investment income:		unaudited
Income:	(dollars in thousands)
Interest		$6,375
Fees and expenses:*
Investment advisory services	$821
Distribution services	81
Transfer agent services	66
Administrative services	19
Reports to shareholders	14
Registration statement and prospectus	74
Postage, stationery and supplies	19
Trustees' compensation	15
Auditing and legal	25
Custodian	8
State and local taxes	6
Other	6
Total fees and expenses before waivers	1,154
Less waiver of fees and expenses:
Investment advisory services	82
Total fees and expenses after waivers		1,072
Net investment income		5,303

Net unrealized depreciation on investments		(38)

Net increase in net assets resulting from operations		$5,265

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2006†	2005
Operations:
Net investment income	$5,303	$6,680
Net unrealized depreciation
on investments	(38)	(14)
Net increase in net assets
resulting from operations	5,265	6,666

Dividends paid or accrued to
shareholders from net investment income	(5,304)	(6,680)

Capital share transactions	2,874	(7,085)

Total increase (decrease) in net assets	2,835	(7,099)

Net assets:
Beginning of period	431,962	439,061
End of period	$434,797	$431,962

†Unaudited

See Notes to Financial Statements

Notes to financial statements                                                            unaudited

1.	Organization and significant accounting policies

Organization - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (R-5). Each share class is sold without any sales charges and does not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the two share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the two share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes.

Distributions - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of March 31, 2006, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities, for federal income tax purposes was $431,826,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income	$131
Short-term loss carryforwards (expiring 2006-2011)	(94)
Gross unrealized appreciation on investment securities	1
Gross unrealized depreciation on investment securities	(75)
Net unrealized depreciation on investment securities	(74)

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2006	Year ended September 30, 2005
Class A	$4,925	$6,341
Class R-5	379	339
Total	$5,304	$6,680

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $82,000. As a result, the fee shown on the accompanying financial statements of $821,000, which was equivalent to an annualized rate of 0.379%, was reduced to $739,000, or 0.341% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for Class A shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services.

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales *		Reinvestments of dividends		Repurchases *		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$233,039	233,039	$4,564	4,564	$(237,004)	(237,004)	$599	599
Class R-5	54,711	54,711	226	226	(52,662)	(52,662)	2,275	2,275

Total net increase (decrease)	$287,750	287,750	$4,790	4,790	$(289,666)	(289,666)	$2,874	2,874

Year ended September 30, 2005
Class A	$471,962	471,962	$5,922	5,922	$(490,910)	(490,910)	$(13,026)	(13,026)
Class R-5	98,533	98,533	199	199	(92,791)	(92,791)	5,941	5,941

Total net increase (decrease)	$570,495	570,495	$6,121	6,121	$(583,701)	(583,701)	$(7,085)	(7,085)

* Includes exchanges between share classes of the fund.

Financial highlights (1)

	Net asset value, beginning of period	Net investment income (2)	Dividends (from net investment income)	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (3)		Ratio of net income to average net assets
Class A:
Six months ended 3/31/2006 (4)	$1.00	$.012	$(.012)	$1.00	1.23%	$405.53%		(5)	.49%	(5)	2.45%	(5)
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	405.53			.50		1.61
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.49	418.53			.53		.49
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.57	353.55			.55		.57
Year ended 9/30/2002	1.00	.010	(.010)	1.00	1.05	341.54			.54		1.04
Year ended 9/30/2001	1.00	.029	(.029)	1.00	2.92	319.52			.52		2.86
Class R-5:
Six months ended 3/31/2006 (4)	1.00	.012	(.012)	1.00	1.21	30.57		(5)	.53	(5)	2.41	(5)
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.59	27.56			.53		1.63
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.45	21.57			.57		.47
Year ended 9/30/2003	1.00	.005	(.005)	1.00	.54	10.58			.58		.55
Period from 7/15/2002 to 9/30/2002	1.00	.002	(.002)	1.00	.17	10.12			.12		.17

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements

Expense example                                                                                                                                unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,012.30	$2.46	.49%
Class A -- assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-5 -- actual return	1,000.00	1,012.09	2.66	.53
Class R-5 -- assumed 5% return	1,000.00	1,022.29	2.67	.53

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the funds and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure, allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C, Class F and Class 529 shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of Class B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
> The Cash Management Trust of America®
> The Tax-Exempt Money Fund of AmericaSM
> The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds              Capital Research and Management               Capital International                  Capital Guardian                Capital Bank and Trust

Lit. No. MFGESR-960-0506P

Litho in USA AGD/INS/8090-S4906

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: June 8, 2006

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and PFO

Date: June 8, 2006